Average Annual Total Returns (Vanguard Mega Cap Value Index Fund ETF)	Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	CRSP US Mega Cap Value Index Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US Large Cap Value Index Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced Mega Cap Value Index Vanguard Mega Cap Value Index Fund Vanguard Mega Cap Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.12%	31.34%	18.72%	32.12%	32.71%	31.42%	32.28%
Five Years	15.19%	14.65%	12.27%	15.15%	none	15.10%	15.25%
Since Inception	4.67%	4.20%	3.66%	4.67%		4.60%	4.71%